CAPITAL DISCLOSURES (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 02, 2022 USD ($) $ / shares	Jan. 03, 2021 $ / shares
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio	0.7	3.5
Dividends paid | $	$ 90.5
Dividends declared per common share (in dollars per share) | $ / shares	$ 0.462	$ 0.154
Bottom of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Target net debt leverage ratio	1
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Target net debt leverage ratio	2